Investments - Mortgage loans (Details) $ in Thousands	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	83
Amortized cost, net | $	$ 621,702	$ 733,258
Mortgage loans on real estate, carrying value (percentage)	100.00%	100.00%
2021 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	6
Amortized cost, net | $	$ 44,345
Mortgage loans on real estate, carrying value (percentage)	7.10%
2022 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	8
Amortized cost, net | $	$ 46,326
Mortgage loans on real estate, carrying value (percentage)	7.50%
2023 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	11
Amortized cost, net | $	$ 82,043
Mortgage loans on real estate, carrying value (percentage)	13.20%
2024 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	12
Amortized cost, net | $	$ 97,143
Mortgage loans on real estate, carrying value (percentage)	15.60%
Thereafter | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	46
Amortized cost, net | $	$ 351,845
Mortgage loans on real estate, carrying value (percentage)	56.60%
Apartment complex
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	30.60%	32.60%
Office buildings
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	28.40%	27.40%
Retail
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	16.60%	15.60%
Warehouse
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	13.20%	16.50%
Other
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	11.20%	7.90%
Texas
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	23.90%	19.90%
California
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	15.80%	16.70%
North Carolina
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	9.30%	8.20%
Utah
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	6.70%	5.90%
New Jersey
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	4.20%	5.60%
Nevada
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	2.90%	5.80%
Illinois
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	2.00%	5.50%